EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

The calculation of earnings per share is as follows:

	Year ended December 31,
	2011	2012	2013
Numerator used in basic and diluted earnings per share:
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-basic and diluted	$33,323,952	$(111,928,891)	$(70,943,484)
Denominator used in basic and diluted earnings per share:
Share options	-	-	-
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic and diluted	175,714,103	175,067,343	173,068,420
NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic and Diluted	$0.19	$(0.64)	$(0.41)

Outstanding employee options totaling of 6,805,000, 7,179,500 and 6,371,250 were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive for the year ended December 31, 2011, 2012 and 2013, respectively.